Total Equity - Treasury Shares (Details) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€) shares
Total Equity
Maximum authorized pro rata acquisition of treasury shares	€ 120	€ 120
Maximum percentage of issued share capital that can be held by the entity		10.00%
Number of shares bought back | shares		5
Total amount of shares bought back	€ 500	€ 500